iShares
®
MSCI USA Quality Factor ETF
Schedule of Investments
(unaudited)
April 30, 2026
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  — 0.9%
Lockheed Martin Corp. ..................... 850,044 $ 440,297,291
a
Air Freight & Logistics  — 0.2%
Expeditors International of Washington, Inc. ....... 547,370 80,950,549
a
Beverages  — 1.4%
Coca-Cola Co. (The) ...................... 4,744,601 373,684,775
Monster Beverage Corp.
(a)
................... 1,047,837 80,756,798
PepsiCo, Inc. ........................... 1,442,862 228,679,198
683,120,771
a
Biotechnology  — 0.5%
United Therapeutics Corp.
(a)
.................. 77,857 44,483,597
Vertex Pharmaceuticals, Inc.
(a)
................ 487,125 208,187,482
252,671,079
a
Building Products  — 1.1%
Carlisle Companies, Inc. .................... 136,331 48,432,951
Lennox International, Inc. ................... 181,089 96,862,695
Trane Technologies PLC .................... 844,042 415,724,447
561,020,093
a
Capital Markets  — 2.3%
Ameriprise Financial, Inc. ................... 197,658 93,846,042
BlackRock, Inc.
(b)
......................... 268,849 286,485,494
Cboe Global Markets, Inc. ................... 206,257 61,895,663
CME Group, Inc., Class A ................... 692,826 199,409,179
Moody's Corp. ........................... 349,078 161,221,674
Raymond James Financial, Inc. ............... 339,195 53,701,352
S&P Global, Inc. ......................... 524,694 226,263,794
T Rowe Price Group, Inc. ................... 456,728 46,988,177
Tradeweb Markets, Inc., Class A ............... 212,986 24,120,665
1,153,932,040
a
Chemicals  — 1.3%
Linde PLC ............................. 876,250 439,123,925
PPG Industries, Inc. ....................... 356,585 38,689,472
RPM International, Inc. ..................... 214,312 21,836,250
Sherwin-Williams Co. (The) .................. 417,443 134,253,843
633,903,490
a
Commercial Services & Supplies  — 0.7%
Cintas Corp. ............................ 1,523,089 266,098,879
Rollins, Inc. ............................. 1,134,125 63,204,786
329,303,665
a
Communications Equipment  — 2.1%
Arista Networks, Inc.
(a)
..................... 4,308,831 744,178,202
F5, Inc.
(a)
.............................. 196,601 63,679,064
Motorola Solutions, Inc. .................... 548,876 240,973,030
1,048,830,296
a
Construction & Engineering  — 0.9%
Comfort Systems USA, Inc. .................. 147,218 270,917,924
EMCOR Group, Inc. ....................... 195,025 173,897,942
444,815,866
a
Consumer Staples Distribution & Retail  — 2.5%
Costco Wholesale Corp. .................... 647,208 656,611,932
Walmart, Inc. ............................ 4,675,550 616,845,312
1,273,457,244
a
Containers & Packaging  — 0.2%
Avery Dennison Corp. ...................... 138,296 22,670,863
Ball Corp. .............................. 1,017,401 62,142,853
Security Shares Value
a
Containers & Packaging (continued)
Packaging Corp. of America ................. 153,981 $ 32,867,245
117,680,961
a
Electric Utilities  — 0.7%
Oklo , Inc., Class A
(a)(c)
...................... 4,874,441 353,396,973
a
Energy Equipment & Services  — 2.2%
Halliburton Co. .......................... 7,045,426 298,021,520
SLB Ltd. ............................... 13,744,352 781,778,742
1,079,800,262
a
Entertainment  — 2.2%
Electronic Arts, Inc. ....................... 459,256 92,939,637
Netflix, Inc.
(a)
............................ 10,668,906 998,716,290
1,091,655,927
a
Financial Services  — 7.7%
Berkshire Hathaway, Inc., Class B
(a)
............ 2,234,831 1,058,415,962
Jack Henry & Associates, Inc. ................ 160,500 24,676,875
Mastercard, Inc., Class A .................... 2,287,938 1,150,649,779
PayPal Holdings, Inc. ...................... 1,723,253 86,403,905
Visa, Inc., Class A ........................ 4,684,285 1,545,064,564
3,865,211,085
a
Food Products  — 0.1%
Hershey Co. (The) ........................ 163,346 30,339,886
a
Gas Utilities  — 1.2%
Atmos Energy Corp. ....................... 3,180,165 604,167,747
a
Ground Transportation  — 0.3%
Old Dominion Freight Line, Inc. ............... 692,352 147,076,335
a
Health Care Equipment & Supplies  — 1.1%
Abbott Laboratories ....................... 3,038,773 275,890,201
Edwards Lifesciences Corp.
(a)
................ 988,744 82,560,124
IDEXX Laboratories, Inc.
(a)
................... 250,492 140,475,913
ResMed, Inc. ........................... 277,527 59,338,048
558,264,286
a
Health Care Providers & Services  — 1.0%
UnitedHealth Group, Inc. .................... 1,386,204 513,560,858
a
Health Care Technology  — 0.1%
Veeva Systems, Inc., Class A
(a)
............... 251,251 39,187,618
a
Hotels, Restaurants & Leisure  — 1.0%
Chipotle Mexican Grill, Inc., Class A
(a)
........... 14,998,206 509,789,022
a
Household Durables  — 2.6%
DR Horton, Inc. .......................... 2,462,271 378,845,016
Garmin Ltd. ............................. 1,745,268 438,306,605
NVR, Inc.
(a)
............................. 33,321 210,451,104
PulteGroup, Inc. ......................... 2,053,899 251,315,082
1,278,917,807
a
Household Products  — 0.9%
Procter & Gamble Co. (The) ................. 3,167,010 465,835,501
a
Industrial REITs  — 0.6%
Prologis, Inc. ............................ 2,024,346 287,497,619
a
Insurance  — 1.5%
Aflac, Inc. .............................. 822,595 93,504,374
Arch Capital Group Ltd.
(a)
................... 610,682 57,685,022
Erie Indemnity Co., Class A, NVS .............. 61,365 13,434,639
Hartford Insurance Group, Inc. (The) ............ 530,350 72,557,183

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
MSCI USA Quality Factor ETF
(Percentages shown are based on Net Assets)
2
Security Shares Value
a
Insurance (continued)
Marsh & McLennan Companies, Inc. ............ 769,776 $ 129,099,133
Progressive Corp. (The) .................... 998,080 200,893,542
Travelers Companies, Inc. (The) ............... 407,271 124,274,673
W R Berkley Corp. ........................ 552,808 36,944,159
Willis Towers Watson PLC ................... 167,698 42,964,228
771,356,953
a
Interactive Media & Services  — 8.1%
Alphabet, Inc., Class A ..................... 3,299,015 1,269,460,972
Alphabet, Inc., Class C, NVS ................. 2,771,580 1,058,577,265
Meta Platforms, Inc., Class A ................. 2,861,191 1,750,791,385
4,078,829,622
a
IT Services  — 0.9%
Accenture PLC, Class A .................... 2,320,091 414,623,463
Gartner, Inc.
(a)(c)
.......................... 339,515 50,414,582
465,038,045
a
Life Sciences Tools & Services  — 0.1%
Waters Corp.
(a)
.......................... 102,051 31,557,231
West Pharmaceutical Services, Inc. ............ 112,983 33,622,611
65,179,842
a
Machinery  — 3.4%
Caterpillar, Inc. .......................... 1,416,215 1,260,587,134
Graco, Inc. ............................. 547,099 43,915,637
Illinois Tool Works, Inc. ..................... 1,503,120 387,819,991
1,692,322,762
a
Media  — 0.1%
Omnicom Group, Inc. ...................... 328,606 25,210,652
a
Metals & Mining  — 0.4%
Newmont Corp. .......................... 1,914,850 212,720,687
a
Oil, Gas & Consumable Fuels  — 1.9%
Devon Energy Corp. ....................... 4,989,670 256,319,348
Diamondback Energy, Inc. ................... 1,598,630 328,726,287
Texas Pacific Land Corp.
(c)
.................. 796,855 353,540,658
938,586,293
a
Pharmaceuticals  — 6.1%
Eli Lilly & Co. ........................... 1,564,007 1,461,720,942
Johnson & Johnson ....................... 4,187,270 962,444,010
Merck & Co., Inc. ......................... 4,947,770 540,197,529
Zoetis, Inc., Class A ....................... 968,259 111,320,737
3,075,683,218
a
Professional Services  — 1.1%
Automatic Data Processing, Inc. ............... 2,080,022 440,839,863
Paychex, Inc. ........................... 1,185,791 109,839,820
550,679,683
a
Real Estate Management & Development  — 0.3%
CBRE Group, Inc., Class A
(a)
................. 679,579 96,996,311
CoStar Group, Inc.
(a)
....................... 1,030,850 35,677,718
132,674,029
a
Residential REITs  — 0.2%
AvalonBay Communities, Inc. ................ 338,727 61,987,041
Equity Residential ........................ 814,991 53,284,112
115,271,153
a
Retail REITs  — 0.4%
Simon Property Group, Inc. .................. 885,592 180,403,946
a
Security Shares Value
a
Semiconductors & Semiconductor Equipment  — 17.1%
Applied Materials, Inc. ..................... 3,106,314 $ 1,225,409,810
KLA Corp. .............................. 797,059 1,395,132,221
Lam Research Corp. ...................... 6,264,335 1,615,321,423
Monolithic Power Systems, Inc. ............... 217,308 350,824,208
NVIDIA Corp. ........................... 16,332,973 3,259,571,421
QUALCOMM, Inc. ........................ 3,944,800 708,407,184
8,554,666,267
a
Software  — 8.6%
Adobe, Inc.
(a)
............................ 2,419,631 595,471,189
AppLovin Corp., Class A
(a)
................... 747,648 333,712,685
Autodesk, Inc.
(a)
.......................... 770,733 182,663,721
Cadence Design Systems, Inc.
(a)
.............. 862,236 284,184,363
Fortinet, Inc.
(a)(c)
.......................... 4,488,861 378,455,871
Microsoft Corp. .......................... 6,192,683 2,525,252,274
4,299,740,103
a
Specialized REITs  — 0.4%
Public Storage ........................... 416,720 126,036,964
VICI Properties, Inc. ....................... 2,365,025 69,058,730
195,095,694
a
Specialty Retail  — 4.5%
Best Buy Co., Inc. ........................ 2,229,490 134,861,850
TJX Companies, Inc. (The) .................. 10,193,769 1,597,873,291
Ulta Beauty, Inc.
(a)
........................ 464,997 249,926,588
Williams-Sonoma, Inc. ..................... 1,639,607 297,113,184
2,279,774,913
a
Technology Hardware, Storage & Peripherals  — 6.4%
Apple, Inc. ............................. 11,574,690 3,140,792,132
NetApp, Inc. ............................ 759,160 84,092,153
3,224,884,285
a
Textiles, Apparel & Luxury Goods  — 1.7%
Deckers Outdoor Corp.
(a)
.................... 1,993,027 203,687,360
Lululemon Athletica, Inc.
(a)
................... 1,393,783 191,923,919
NIKE, Inc., Class B ....................... 10,498,187 465,699,575
861,310,854
a
Trading Companies & Distributors  — 0.9%
Fastenal Co. ............................ 4,884,321 219,452,542
WW Grainger, Inc. ........................ 210,211 244,128,545
463,581,087
a
Total Long-Term Investments — 99.9%
(Cost: $39,848,721,102) .............................. 50,027,694,359
a
Short-Term Securities
Money Market Funds  —  0.4%
BlackRock Cash Funds: Institutional, SL Agency
Shares, 3.83%
(b)(d)(e)
..................... 153,500,577 153,546,627
BlackRock Cash Funds: Treasury, SL Agency Shares,
3.61%
(b)(d)
............................ 64,673,311 64,673,311
a
Total Short-Term Securities — 0.4%
(Cost: $218,202,360) ................................ 218,219,938
Total Investments — 100.3%
(Cost: $40,066,923,462) .............................. 50,245,914,297
Liabilities in Excess of Other Assets — (0.3)% ............... (135,822,957)
Net Assets — 100.0% ................................. $ 50,110,091,340

iShares
®
MSCI USA Quality Factor ETF
Schedule of Investments
(unaudited) (continued)
April 30, 2026
3
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
(a)
Non-income producing security.
(b)
Affiliate of the Fund.
(c)
All or a portion of this security is on loan.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
07/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
04/30/26
  Shares Held
at 04/30/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 242,533,069 $ — $ (88,976,981)
(a)
$ (11,504) $ 2,043 $ 153,546,627 153,500,577 $ 414,804
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 70,056,275 — (5,382,964)
(a)
— — 64,673,311 64,673,311 2,101,651 —
BlackRock, Inc. ... 476,631,691 54,954,069 (223,195,081) 69,989,845 (91,895,030) 286,485,494 268,849 5,218,340 —
$ — $ 69,978,341 $ (91,892,987)
$ 504,705,432
$ 7,734,795 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini S&P 500 Index ................................................................... 206 06/18/26 $ 74,611 $ 4,710,009

Schedule of Investments
(unaudited) (continued)
April 30, 2026
iShares
®
MSCI USA Quality Factor ETF
4
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 50,027,694,359  $ —  $ —  $ 50,027,694,359
Short-Term Securities
Money Market Funds ...................................... 218,219,938  —  —  218,219,938
$ 50,245,914,297  $ —  $ —  $ 50,245,914,297
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 4,710,009  $ —  $ —  $ 4,710,009
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS Non-Voting Shares
REIT Real Estate Investment Trust
Fair Value Hierarchy as of Period End (continued)